RECLAMATION AND CLOSURE COST PROVISIONS - Additional information (Details)			12 Months Ended
	Nov. 14, 2025 CAD ($)	Nov. 13, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
RECLAMATION AND CLOSURE COST PROVISIONS
Non-current portion of reclamation and closure cost provisions			$ 15,860,742
Recognition of a reclamation liability due to acquisition			$ 7,327,000
Increase in reclamation and closure cost provision	$ 1,495,339
Property, plant and equipment
RECLAMATION AND CLOSURE COST PROVISIONS
Increase in reclamation and closure cost provision	83,972
Mining interests
RECLAMATION AND CLOSURE COST PROVISIONS
Increase in reclamation and closure cost provision	$ 1,411,367
Minimum
RECLAMATION AND CLOSURE COST PROVISIONS
Reclamation liability remeasured, Risk-free discount rate	3.22
Maximum
RECLAMATION AND CLOSURE COST PROVISIONS
Reclamation liability remeasured, Risk-free discount rate	3.65
Reclamation provisions relating to exploration and evaluation activities
RECLAMATION AND CLOSURE COST PROVISIONS
Non-current portion of reclamation and closure cost provisions				$ 2,426,378
Estimated operating life			15 years
Risk-free discount rate			3.85%
Long-term inflation rate			2.00%
Reclamation provisions relating to mineral properties
RECLAMATION AND CLOSURE COST PROVISIONS
Recognition of a reclamation liability due to acquisition		$ 7,327,000
Recognition of reclamation deposits and other collateral due to acquisition		$ 2,400,000
Risk-free discount rate		5.60%
Long-term inflation rate		2.00%
Surety bonding arrangement		$ 7,783,255
Cash collateral		$ 2,400,000
Percentage of bond fee		3.00%